Intangible assets, net - Finite-Lived Other Intangible Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost
Cost, Beginning Balance	€ 1,788.3	€ 1,720.5
Additions	45.6	35.9
Divestment	(10.7)
Disposals	(0.5)	(0.2)
Effect of changes in exchange rates	(0.2)	(0.2)
Cost, Ending Balance	1,822.5	1,788.3	€ 1,720.5
Accumulated amortization
Accumulated amortization, Beginning Balance	739.4	616.1
Amortization	133.0	123.5	115.4
Divestment	(1.3)
Disposals	(0.4)	(0.2)
Accumulated amortization, Ending Balance	870.4	739.4	616.1
Carrying amount
Carrying amount	952.1	1,048.9
Berliner Glas
Cost
Additions		32.3
Accumulated Amortization
Cost
Effect of changes in exchange rates	(0.3)	0.0
Brands
Cost
Cost, Beginning Balance	38.9	38.9
Additions	0.0	0.0
Divestment	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, Ending Balance	38.9	38.9	38.9
Accumulated amortization
Accumulated amortization, Beginning Balance	11.1	9.2
Amortization	1.9	1.9
Divestment	0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	13.0	11.1	9.2
Carrying amount
Carrying amount	25.9	27.8
Brands | Berliner Glas
Cost
Additions		0.0
Brands | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Intellectual property
Cost
Cost, Beginning Balance	144.8	142.4
Additions	0.0	2.5
Divestment	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	(0.1)
Cost, Ending Balance	144.8	144.8	142.4
Accumulated amortization
Accumulated amortization, Beginning Balance	78.8	70.6
Amortization	8.4	8.2
Divestment	0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	87.2	78.8	70.6
Carrying amount
Carrying amount	57.6	66.0
Intellectual property | Berliner Glas
Cost
Additions		0.0
Intellectual property | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Developed technology
Cost
Cost, Beginning Balance	1,230.1	1,200.1
Additions	0.0	0.0
Divestment	(9.9)
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, Ending Balance	1,220.2	1,230.1	1,200.1
Accumulated amortization
Accumulated amortization, Beginning Balance	510.7	428.6
Amortization	84.2	82.1
Divestment	(0.9)
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	594.0	510.7	428.6
Carrying amount
Carrying amount	626.2	719.4
Developed technology | Berliner Glas
Cost
Additions		30.0
Developed technology | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Customer relationships
Cost
Cost, Beginning Balance	228.6	228.6
Additions	0.0	0.0
Divestment	0.0
Disposals	0.0	0.0
Effect of changes in exchange rates	0.0	0.0
Cost, Ending Balance	228.6	228.6	228.6
Accumulated amortization
Accumulated amortization, Beginning Balance	95.9	83.2
Amortization	12.7	12.7
Divestment	0.0
Disposals	0.0	0.0
Accumulated amortization, Ending Balance	108.6	95.9	83.2
Carrying amount
Carrying amount	120.0	132.7
Customer relationships | Berliner Glas
Cost
Additions		0.0
Customer relationships | Accumulated Amortization
Cost
Effect of changes in exchange rates	0.0	0.0
Other
Cost
Cost, Beginning Balance	145.9	110.5
Additions	45.6	33.4
Divestment	(0.8)
Disposals	(0.5)	(0.2)
Effect of changes in exchange rates	(0.2)	(0.1)
Cost, Ending Balance	190.0	145.9	110.5
Accumulated amortization
Accumulated amortization, Beginning Balance	42.9	24.5
Amortization	25.8	18.6
Divestment	(0.4)
Disposals	(0.4)	(0.2)
Accumulated amortization, Ending Balance	67.6	42.9	€ 24.5
Carrying amount
Carrying amount	122.4	103.0
Other | Berliner Glas
Cost
Additions		2.3
Other | Accumulated Amortization
Cost
Effect of changes in exchange rates	€ (0.3)	€ 0.0